Acquisition, Pro Forma Information (Detail) (Citylead Limited ("Citylead"), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Citylead Limited ("Citylead")
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$ 27,591
Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$ 0.04
- Diluted	$ 0.03